Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.65228%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,526,467.35

Principal:
Principal Collections	$29,949,405.51
Prepayments in Full	$16,561,708.68
Liquidation Proceeds	$541,833.61
Recoveries	$23,700.56
Sub Total	$47,076,648.36
Collections	$52,603,115.71

Purchase Amounts:
Purchase Amounts Related to Principal	$80,368.69
Purchase Amounts Related to Interest	$265.78
Sub Total	$80,634.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,683,750.18

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,683,750.18
Servicing Fee	$1,166,855.33	$1,166,855.33	$0.00	$0.00	$51,516,894.85
Interest - Class A-1 Notes	$207,573.30	$207,573.30	$0.00	$0.00	$51,309,321.55
Interest - Class A-2a Notes	$1,559,835.00	$1,559,835.00	$0.00	$0.00	$49,749,486.55
Interest - Class A-2b Notes	$516,920.00	$516,920.00	$0.00	$0.00	$49,232,566.55
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$47,185,726.55
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$46,780,306.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,780,306.55
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$46,587,668.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,587,668.55
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$46,587,668.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,587,668.55
Regular Principal Payment	$59,244,270.94	$46,587,668.55	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,683,750.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,587,668.55
Total					$46,587,668.55

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,587,668.55	$141.17	$207,573.30	$0.63	$46,795,241.85	$141.80
Class A-2a Notes	$0.00	$0.00	$1,559,835.00	$3.83	$1,559,835.00	$3.83
Class A-2b Notes	$0.00	$0.00	$516,920.00	$4.14	$516,920.00	$4.14
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,587,668.55	$29.51	$4,929,226.30	$3.12	$51,516,894.85	$32.63

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$50,721,103.08	0.1537003	$4,133,434.53	0.0125256
Class A-2a Notes	$407,800,000.00	1.0000000	$407,800,000.00	1.0000000
Class A-2b Notes	$125,000,000.00	1.0000000	$125,000,000.00	1.0000000
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,299,661,103.08	0.8231225	$1,253,073,434.53	0.7936169

Pool Information
Weighted Average APR	4.818%	4.825%
Weighted Average Remaining Term	52.36	51.56
Number of Receivables Outstanding	38,046	37,357
Pool Balance	$1,400,226,394.55	$1,352,591,625.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,316,435,771.09	$1,271,995,780.70
Pool Factor	0.8317999	0.8035026

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$80,595,844.87
Targeted Overcollateralization Amount	$112,174,793.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,518,191.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$501,452.49
(Recoveries)		4	$23,700.56
Net Loss for Current Collection Period			$477,751.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4094%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3461%
Second Prior Collection Period			0.3973%
Prior Collection Period			0.2579%
Current Collection Period			0.4165%
Four Month Average (Current and Prior Three Collection Periods)			0.3545%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		405	$1,935,889.25
(Cumulative Recoveries)			$38,489.55
Cumulative Net Loss for All Collection Periods			$1,897,399.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1127%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,779.97
Average Net Loss for Receivables that have experienced a Realized Loss			$4,684.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	183	$8,183,043.24
61-90 Days Delinquent	0.10%	25	$1,305,763.74
91-120 Days Delinquent	0.05%	12	$666,851.03
Over 120 Days Delinquent	0.01%	4	$167,730.79
Total Delinquent Receivables	0.76%	224	$10,323,388.80

Repossession Inventory:
Repossessed in the Current Collection Period		22	$928,395.83
Total Repossessed Inventory		37	$1,750,731.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1059%
Prior Collection Period			0.1262%
Current Collection Period			0.1098%
Three Month Average			0.1139%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1582%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	93	$4,188,016.51
2 Months Extended	113	$5,062,199.94
3+ Months Extended	18	$921,712.07

Total Receivables Extended	224	$10,171,928.52

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer